Summary of significant accounting policies (Intangible assets) (Details)	12 Months Ended
Dec. 31, 2019
Proprietary technology
Finite-Lived Intangible Asset, Useful Life	20 years
Backlog contract
Finite-Lived Intangible Asset, Useful Life	1 year